Share-Based Compensation - Summary of Share Units (Deferred share units) (Detail) - Deferred Share Units [Member]	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2025 shares $ / shares
Toronto Stock Exchange [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Number | shares	1,444,957	1,444,957
Granted, Number | shares	144,886	144,886
In lieu of dividends, Number of DSUs | shares	17,848	17,848
Vested, Number | shares	(533,031)	(533,031)
Forfeited, Number | shares	(573)	(573)
Ending Balance, Number | shares	1,074,087	1,074,087
Opening Balance, Weighted average grant | $ / shares	$ 10.2
Granted, Weighted average grant | $ / shares	13.64
In lieu of dividends , Weighted average grant | $ / shares	12.97
Vested, Weighted average grant | $ / shares	11.07
Forfeited, Weighted average grant | $ / shares	12.33
Ending Balance, Weighted average grant | $ / shares	$ 10.28
New York Stock Exchange [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Number | shares	12,833	12,833
Granted, Number | shares	11,077	11,077
In lieu of dividends, Number of DSUs | shares	327	327
Vested, Number | shares	0	0
Forfeited, Number | shares	0	0
Ending Balance, Number | shares	24,237	24,237
Opening Balance, Weighted average grant | $ / shares		$ 6.24
Granted, Weighted average grant | $ / shares		7.38
In lieu of dividends , Weighted average grant | $ / shares		9.17
Vested, Weighted average grant | $ / shares		0
Forfeited, Weighted average grant | $ / shares		0
Ending Balance, Weighted average grant | $ / shares		$ 6.8